Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Text block [abstract]
Lease financial liability at beginning of year	$ 1,315	$ 1,309	$ 1,054
Additions From New Leases	274	296	328
Increase Decrease Reductions Of Leases Financial Liabilities From Payments	(239)	(192)	(112)
Increase Decrease Cancellation And Remeasurements Of Lease Financial Liabilities	(54)	(67)	(11)
Increase Decrease Through Foreign Exchange Difference Lease Financial Liabilities	10	(31)	50
Lease financial liability at end of year	$ 1,306	$ 1,315	$ 1,309